FINANCIAL STATEMENT SCHEDULE I (STATEMENT OF CASH FLOWS) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net income		$ 29,524,392	$ 38,124,705	$ 92,841,128
Share-based compensation		17,896,942	13,788,049	4,200,273
Adjustments to reconcile net income to net cash used in operating activities:
Prepaid expenses and other current assets		(5,174,161)	(4,699,699)	496,485
Accrued expense and other current liabilities		2,943,201	(918,399)	4,581,224
Net cash provided by operating activities		180,990,569	95,553,040	142,704,394
INVESTING ACTIVITIES
Net cash used in investing activities		(261,827,713)	(164,720,305)	(67,900,571)
FINANCING ACTIVITIES
Proceeds from follow-on equity offering			113,540,845
Insurance cost for follow-on equity offering	$ (6,900,000)		(6,919,202)
Proceeds from options exercised		791,493	686,596	2,238,854
Net cash (used in) provided by financing activities		102,327,088	86,711,890	(37,354,319)
Net increase in cash, cash equivalents and restricted cash		20,174,209	22,453,722	40,785,219
Cash, cash equivalents and restricted cash at the beginning of the year (includes $3,723,807, $8,952,260 and $1,091,190 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2016, 2017 and 2018)		95,119,886	72,666,164	31,880,945
Cash, cash equivalents and restricted cash at the end of the year (includes $8,952,260, $1,091,190 and $845,199 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2017, 2018 and 2019)		115,294,095	95,119,886	72,666,164
Parent Company [Member]
OPERATING ACTIVITIES
Net income		29,524,392	38,124,705	92,841,128
Equity in earnings of subsidiaries		(41,478,799)	(52,348,801)	(97,828,948)
Adjustments to reconcile net income to net cash used in operating activities:
Net cash provided by operating activities		(932,827)	(578,770)	(645,547)
INVESTING ACTIVITIES
Capital contributed to subsidiaries		0	(109,778,761)	0
Net cash used in investing activities		0	(109,778,761)	0
FINANCING ACTIVITIES
Proceeds from follow-on equity offering		0	113,540,845	0
Insurance cost for follow-on equity offering		0	(6,919,202)	0
Proceeds from options exercised		791,493	686,596	2,238,854
Net cash (used in) provided by financing activities		791,493	107,308,239	2,238,854
Net increase in cash, cash equivalents and restricted cash		(141,334)	(3,049,292)	1,593,307
Cash, cash equivalents and restricted cash at the beginning of the year (includes $3,723,807, $8,952,260 and $1,091,190 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2016, 2017 and 2018)		1,487,517	4,536,809	2,943,502
Cash, cash equivalents and restricted cash at the end of the year (includes $8,952,260, $1,091,190 and $845,199 of cash, cash equivalents and restricted cash in current assets associated with discontinued operations on December 31, 2017, 2018 and 2019)		$ 1,346,183	$ 1,487,517	$ 4,536,809